Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000162171
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Capital Appreciation Fund Inc.-Institutional Class
Account Value	$ 27,938	$ 26,187	$ 24,496	$ 23,938	$ 25,411	$ 26,008	$ 25,132	$ 25,767	$ 23,935	$ 23,738	$ 23,048	$ 22,694	$ 22,871	$ 22,103	$ 21,354	$ 22,753	$ 21,886	$ 20,645	$ 20,684	$ 19,350	$ 17,517	$ 18,219	$ 19,019	$ 19,507	$ 18,648	$ 17,829	$ 17,439	$ 17,517	$ 16,971	$ 17,419	$ 15,332	$ 16,555	$ 15,938	$ 15,128	$ 16,643	$ 16,819	$ 15,533	$ 17,242	$ 17,541	$ 19,954	$ 19,778	$ 20,553	$ 21,821	$ 21,569	$ 22,674	$ 21,774	$ 22,580	$ 22,043	$ 22,153	$ 21,348	$ 21,601	$ 20,890	$ 21,064	$ 20,543	$ 20,369	$ 19,329	$ 17,641	$ 17,925	$ 18,403	$ 17,432	$ 16,835	$ 16,222	$ 14,997	$ 12,787	$ 14,684	$ 15,296	$ 15,266	$ 14,877	$ 13,873	$ 13,696	$ 14,049	$ 14,565	$ 14,633	$ 13,642	$ 14,538	$ 14,144	$ 13,832	$ 13,574	$ 12,067	$ 13,077	$ 12,739	$ 14,168	$ 13,980	$ 13,516	$ 13,453	$ 13,231	$ 12,856	$ 12,718	$ 12,904	$ 13,217	$ 12,391	$ 12,254	$ 12,100	$ 12,112	$ 12,029	$ 11,804	$ 11,413	$ 11,066	$ 11,114	$ 10,841	$ 10,712	$ 10,358	$ 9,967	$ 9,894	$ 9,928	$ 10,174	$ 10,195	$ 10,004	$ 9,534	$ 9,682	$ 9,514	$ 9,480	$ 9,056	$ 9,056	$ 9,671	$ 9,832	$ 10,000
C000020636
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Capital Appreciation Fund Inc.-Investor Class
Account Value	$ 27,644	25,910	24,235	23,684	25,142	25,752	24,886	25,513	23,715	23,539	22,835	22,502	22,678	21,916	21,193	22,581	21,720	20,489	20,528	19,208	17,404	18,083	18,898	19,383	18,529	17,734	17,346	17,423	16,880	17,326	15,270	16,491	15,877	15,051	16,579	16,772	15,490	17,194	17,493	19,899	19,723	20,513	21,760	21,530	22,635	21,735	22,556	22,019	22,130	21,340	21,593	20,882	21,072	20,550	20,377	19,337	17,663	17,947	18,425	17,469	16,871	16,243	15,033	12,821	14,719	15,332	15,317	14,928	13,922	13,746	14,113	14,629	14,697	13,705	14,615	14,208	13,909	13,651	12,143	13,154	12,815	14,259	14,070	13,606	13,543	13,328	12,951	12,813	12,996	13,322	12,482	12,363	12,208	12,220	12,137	11,911	11,518	11,170	11,229	10,955	10,826	10,469	10,077	10,004	10,037	10,285	10,316	10,125	9,641	9,801	9,632	9,610	9,185	9,196	9,803	9,880		$ 9,943	$ 9,277	$ 9,588	$ 10,148	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,421	33,707	31,711	31,928	33,834	34,281	33,352	34,167	32,272	32,568	31,887	31,132	30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	34,197	32,172	32,392	34,326	34,780	33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,334	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015	11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176		10,145	9,356	9,594	10,210	10,000
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index/Bloomberg US Aggregate Bond Index
Account Value	$ 23,349	22,523	21,764	21,818	22,578	22,556	22,139	22,610	21,752	22,092	21,697	21,266	20,918	20,401	19,682	20,388	19,929	19,417	19,244	18,458	17,204	17,536	18,243	18,467	18,123	17,455	17,486	17,282	16,743	17,172	16,354	16,972	16,191	15,517	16,731	17,352	16,291	17,254	17,191	18,435	18,232	18,650	19,420	18,930	18,987	18,223	18,813	18,490	18,150	17,850	17,752	17,149	16,792	16,613	16,762	16,375	15,310	15,586	15,954	15,341	14,754	14,544	14,114	13,020	14,098	14,719	14,610	14,354	14,051	13,854	13,730	13,718	13,589	12,975	13,390	13,071	12,823	12,584	11,958	12,546	12,365	12,936	12,925	12,646	12,368	12,329	12,119	12,127	12,283	12,610	12,245	12,142	11,929	11,761	11,639	11,577	11,416	11,378	11,249	11,145	11,140	10,852	10,722	10,590	10,457	10,605	10,607	10,603	10,348	10,258	10,147	10,108	9,679	9,659	9,900	10,007	$ 10,000
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index/Bloomberg US Aggregate Bond Index
Account Value	$ 23,701	$ 22,863	$ 22,092	$ 22,148	$ 22,919	$ 22,897	$ 22,473	$ 22,952	$ 22,081	$ 22,425	$ 22,025	$ 21,587	$ 21,233	$ 20,709	$ 19,979	$ 20,696	$ 20,230	$ 19,710	$ 19,535	$ 18,737	$ 17,464	$ 17,801	$ 18,519	$ 18,746	$ 18,396	$ 17,719	$ 17,750	$ 17,543	$ 16,996	$ 17,432	$ 16,601	$ 17,228	$ 16,435	$ 15,752	$ 16,984	$ 17,614	$ 16,537	$ 17,515	$ 17,450	$ 18,714	$ 18,507	$ 18,932	$ 19,713	$ 19,216	$ 19,274	$ 18,498	$ 19,097	$ 18,769	$ 18,424	$ 18,119	$ 18,020	$ 17,408	$ 17,045	$ 16,864	$ 17,015	$ 16,623	$ 15,541	$ 15,822	$ 16,194	$ 15,573	$ 14,977	$ 14,764	$ 14,327	$ 13,217	$ 14,311	$ 14,942	$ 14,831	$ 14,571	$ 14,263	$ 14,064	$ 13,937	$ 13,925	$ 13,794	$ 13,171	$ 13,592	$ 13,269	$ 13,017	$ 12,774	$ 12,139	$ 12,735	$ 12,552	$ 13,132	$ 13,121	$ 12,837	$ 12,555	$ 12,515	$ 12,302	$ 12,310	$ 12,469	$ 12,800	$ 12,430	$ 12,326	$ 12,109	$ 11,939	$ 11,815	$ 11,752	$ 11,589	$ 11,550	$ 11,418	$ 11,314	$ 11,308	$ 11,016	$ 10,884	$ 10,750	$ 10,615	$ 10,766	$ 10,767	$ 10,763	$ 10,504	$ 10,413	$ 10,301	$ 10,261	$ 9,825	$ 9,805	$ 10,049	$ 10,158		$ 10,151	$ 9,661	$ 9,780	$ 10,154	$ 10,000